Consolidated Balance Sheets (Parentheticals)		Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary Shares, par value (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.00000625	$ 0.00000625	$ 0.00000625
Ordinary Shares, Authorized	[1]	8,000,000,000	8,000,000,000	8,000,000,000
Ordinary Shares, shares issued	[1]	17,613,083	17,613,083	16,000,000
Ordinary Shares, shares outstanding	[1]	17,613,083	17,613,083	16,000,000

[1]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.